Vanguard® Inflation-Protected Securities Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.8%)
U.S. Government Securities (99.8%)
United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	867,339	840,562
United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	846,988	814,747
United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	562,139	555,410
United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	754,293	719,691
United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	1,032,264	988,131
United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	910,051	862,332
United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	823,993	783,357
United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	424,642	416,243
United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	707,501	661,006
United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	811,428	758,352
United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	970,962	902,748
United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	794,853	739,384
United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	392,649	389,607
United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	979,762	899,296
United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	882,211	817,882
United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	968,935	940,527
United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	891,612	821,729
United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	377,706	366,869
United States Treasury Inflation Indexed Bonds	1.250%	4/15/28	968,126	920,379
United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	373,395	392,148
United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	763,517	710,475
United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	658,550	610,846
United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	326,274	328,436
United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	444,844	478,864
United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	787,498	701,659
United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	891,052	776,939
United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	990,727	858,732
United States Treasury Inflation Indexed Bonds	0.125%	1/15/31	1,007,489	861,462
United States Treasury Inflation Indexed Bonds	0.125%	7/15/31	1,038,635	882,083
United States Treasury Inflation Indexed Bonds	0.125%	1/15/32	1,124,203	941,931
United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	165,370	178,197
United States Treasury Inflation Indexed Bonds	0.625%	7/15/32	1,180,400	1,028,676
United States Treasury Inflation Indexed Bonds	1.125%	1/15/33	1,157,285	1,045,425
United States Treasury Inflation Indexed Bonds	1.375%	7/15/33	703,925	651,170
United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	211,647	205,278
United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	293,483	283,917
United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	461,487	349,383
United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	374,599	272,188
United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	515,096	430,537
United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	567,127	411,990
United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	290,653	220,592

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	359,117	261,723
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	257,828	191,813
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	246,592	181,912
[1]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	369,760	217,538
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/51	377,463	209,978
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/52	430,440	236,219
	United States Treasury Inflation Indexed Bonds	1.500%	2/15/53	393,847	325,804
	United States Treasury Note/Bond	1.750%	1/31/29	100,000	86,422
	United States Treasury Note/Bond	2.625%	2/15/29	100,000	90,453
	United States Treasury Note/Bond	3.875%	9/30/29	170,000	163,094
	United States Treasury Note/Bond	3.625%	3/31/30	80,000	75,475
	United States Treasury Note/Bond	3.750%	6/30/30	50,000	47,461
	United States Treasury Note/Bond	4.125%	11/15/32	118,500	114,297
	United States Treasury Note/Bond	3.500%	2/15/33	75,000	68,836
Total U.S. Government and Agency Obligations (Cost $32,484,019)					29,090,205
				Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2]	Vanguard Market Liquidity Fund (Cost $57,069)	5.391%		570,748	57,069
Total Investments (100.0%) (Cost $32,541,088)					29,147,274
Other Assets and Liabilities—Net (0.0%)					2,382
Net Assets (100%)					29,149,656
Cost is in $000.
1	Securities with a value of $15,908,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2023	1,928	203,133	345
10-Year U.S. Treasury Note	December 2023	2,208	238,602	1,027
				1,372

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2023	(803)	(95,306)	370
				1,742

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	29,090,205	—	29,090,205
Temporary Cash Investments	57,069	—	—	57,069
Total	57,069	29,090,205	—	29,147,274

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,742	—	—	1,742
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.